Shareholders' Equity - Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 215	$ 221	$ 155
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	34	34	25
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	69	70	51
SG&A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total pre-payroll tax and social contribution compensation	$ 112	$ 117	$ 79